FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2014 Aircraft	Mar. 31, 2013 Aircraft	Dec. 31, 2015 USD ($) Aircraft Lessee Country	Dec. 31, 2014 USD ($) Aircraft Lessee Country		Dec. 31, 2013 USD ($) Aircraft
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft held			79	127
Number of aircraft on lease			77	124
Number of lessees | Lessee			43	64
Number of countries in which lessees operate | Country			27	36
Number of aircraft off lease			2	3
Number of aircraft purchased			9	22
Gain (loss) on sale of aircraft | $			$ 28,959	$ 14,761	[1]	$ 5,421	[1]
Number of aircraft sold for gain				6
Gain on extinguishment of debt | $			(17,491)	$ 2,194	[1]	$ 15,147	[1]
Number of aircraft sold with gain on debt extinguishment				2
Number of aircraft sold where buyer assumed underlying debt financing and derivative instruments						6
Aircraft impairment | $			66,093	$ 1,200	[1]	$ 6,166	[1]
Number of impaired aircraft						1
Number of impaired aircraft sold	1
Cost | $			3,059,974	4,257,114	[1]
Accumulated depreciation | $			(474,548)	(700,230)	[1]
Flight equipment held for operating lease, net | $			2,585,426	3,556,884	[1]
Major maintenance expenditures capitalized | $			$ 26,100	4,600
Russia [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft associated with terminated leases			2
India [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease			2
Number of aircraft associated with terminated leases			1
Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Capitalized cost of aircraft purchased | $			$ 585,400	$ 906,400
Number of aircraft sold		6	12	8		10
Gain (loss) on sale of aircraft | $			$ (4,000)	$ 14,761		$ 5,421
Gain on extinguishment of debt | $			2,300
Aircraft impairment | $			66,093	$ 1,200		$ 6,166
Major maintenance expenditures capitalized | $			16,600
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Operating Leases [Abstract]
Gain (loss) on sale of aircraft | $			33,000
Major maintenance expenditures capitalized | $			$ 9,500
Wide-Body Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft			3
Narrow-Body Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft			11			1
Narrow-Body Aircraft [Member] | Flight Equipment Held For Sale [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of impaired aircraft			5

[1]	As restated